Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9.    Property, plant and equipment

The detail of property, plant and equipment, net of the related accumulated depreciation and impairment in 2022 and 2021 is as follows:

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,	Other Items	Other Items
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	of Leased	of Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Land and	Plant and	Depreciation	Impairment	Total
							Buildings	machinery	(Note 26.3)	(Note 26.5)
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2021	208,025	1,331,585	8,422	124,029	59,325	33,188	17,588	24,446	(995,507)	(191,066)	620,034
Additions	166	6,054	199	33,409	—	—	576	4,113	(90,087)	1,663	(43,907)
Disposals and other	(1,131)	(106,295)	(618)	(9,374)	—	(55)	—	—	73,601	39,972	(3,900)
Transfers from/(to) other accounts	65	21,883	112	(23,621)	—	(20)	—	730	867	(17)	(1)
Exchange differences	(9,911)	(50,603)	(636)	(10,481)	(306)	476	(1,008)	(1,527)	49,048	7,636	(17,312)
Balance at December 31, 2021	197,214	1,202,624	7,479	113,962	59,019	33,589	17,156	27,762	(962,078)	(141,811)	554,914
Additions	3,170	15,329	2,883	59,532		131	4,714	4,624	(80,834)	(56,999)	(47,450)
Disposals and other	—	(18,544)	(122)	(595)	—	—	—	—	17,685	(90)	(1,666)
Transfers from/(to) other accounts	505	28,295	(349)	(33,485)	—	1,212	—	—	3,822	—	—
Exchange differences	(7,291)	(48,278)	(731)	(6,021)	(215)	(725)	(625)	(1,028)	42,157	4,273	(18,484)
Transfer to assets and disposal groups classified as held for sale (see Note 30)	(18,108)	(56,571)	(470)	(320)	—	—	—	—	56,297	18,105	(1,067)
Balance at December 31, 2022	175,490	1,122,855	8,690	133,073	58,804	34,207	21,245	31,358	(922,951)	(176,522)	486,247

In order to ascertain whether its assets have become impaired, Ferroglobe compares their carrying amount with their recoverable amount if there are indications that the assets might have become impaired. Where the asset itself does not generate cash flows that are independent from other assets, Ferroglobe estimates the recoverable amount of the cash generating unit to which the asset belongs. Recoverable amount is the higher of fair value less cost of disposal and value in use, which is the present value of the future cash flows that are expected to be derived from continuing use of the asset and from its ultimate disposal at the end of its useful life, discounted at a rate which reflects the time value of money and the risks specific to the business to which the asset belongs.

If the recoverable amount of an asset or segments unit is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount, and an impairment loss is recognized as an expense under “net impairment losses” in the consolidated income statement. The increased carrying amount of an asset due to a reversal of an impairment loss should not exceed the carrying amount that would  have been determined (net of amortisation or depreciation) had no impairment loss been recognized for the asset in prior years. A reversal of an impairment is recognized as “impairment (loss) gain” in the consolidated income statement. The basis for depreciation or amortization is the carrying amount of the assets, deemed to be the acquisition cost less any accumulated impairment losses.

As of December 31, 2022 the Company tested property, plant and equipment for impairment related to our solar-grade silicon metal project based in Puertollano, Spain, as the plant was shutdown at the end of 2022,  the recoverable value was determined at fair value and the key assumptions used in the measurement of fair value measurements has been categorized within level “3”. Therefore, OPCO recorded an impairment of  $5,515 thousand in 2022.

During 2022, the Company identified indicators of impairment for some plants within the Manganese and European Silicon Alloys segments (reduction of the spread as inferred from the forward prices and increase in the energy prices). As of  December 31, 2022 the Company tested property, plant and equipment for impairment, estimating the recoverable value of the cash-generating units requires significant judgment in developing and applying key underlying assumptions concerning future market and conditions (volumes, sale prices, cost structure and capital expenditure - “capex” and operating margins) for the periods projected, as well as the determination of an appropriate discount rate and terminal value assumptions (including terminal value growth rate) based on management’s business plans. An impairment was recorded according to the analysis performed. Therefore, the plant and machinery for Cee, Boo, Moi Rana and Monzon facilities were fully impaired by $20,034 thousand, $11,559 thousand, $15,749 thousand and $5,915 thousand respectively.

As of December 31, 2022 the Company tested property, plant and equipment for impairment related to our silicon metal plant in Polokwane, South Africa, which has restarted in October 2022, for which the recoverable value was estimated by determining the value in use for its assets. Therefore, the company recorded an impairment reversal of $5,017 thousand for the plant in Polokwane, South Africa.

As of December 31, 2022, assets related to Chateau Feuillet facility in France have been transferred to asset held for sale. The asset has been measured at the lower of carrying amount and fair value less costs to sell, and is presented separately as an asset held for sale in the current position of the financial statements. As fair value is lower than the carrying amount, the company recognized an impairment of $5,994 thousand (see Note 30).

The investments in property plant and equipment in 2022 and 2021 amounted to $59,532 thousand and $33,409 thousand, respectively. The investments were in connection with productivity and efficiency improvements. In addition to the impairments indicated in the paragraphs above, the Company recorded at South Africa mines an impairment reversal of $2,750 thousand in 2022.

As of December 31, 2021 the Company tested property, plant and equipment for impairment related to our solar-grade silicon metal project based in Puertollano, Spain, Château-Feuillet plants in France and our silicon metal plant in Polokwane, South Africa for which the recoverable value was determined at fair value less cost of disposal.

During year ended December 31, 2021 the Company recognized an impairment reversal of $2,681 thousand in relation to our Polokwane facility in South Africa, an impairment at Château Feuillet facility in Europe $441 thousand and an impairment related to our quartz mine located in Mauritania amounting $573 thousand.

Fair value for Polokwane facility as of December 31, 2021 was $7,130 thousand. As this amount is higher than the carrying amount ($4,449 thousand), the company recognized an impairment reversal of $2,681 thousand.

Fair value for Chateau Feuillet facility as of December 31, 2021 was $7,285 thousand. As this amount is lower than the carrying amount ($7,726 thousand), the company recognized an impairment of $441 thousand.

During 2021, as a consequence of the sale of the Niagara facility, which had a net book value of nil (an impairment had been recognized in previous periods amounting to $34,229) the Company wrote off these amounts

During year ended December 31, 2020 the Company recognized an impairment of $71,929 thousand in relation to our idled capacity at the Niagara facilities in the United States $34,270 thousand, at the Polokwane facility in South Africa $8,677 thousand, at Château Feuillet facility in Europe $17,941 thousand and an impairment of $11,041 thousand in relation to our solar-grade silicon metal project in Puertollano, Spain.

At December 31, 2022 and 2021, the Company has property, plant and equipment ($278,796 thousand in 2022 and $305,298 thousand in 2021) pledged as security for debt instruments in Canada, France, Norway, Spain and USA (see Note 18).

Commitments

At December 31, 2022 and 2021, the Company has capital expenditure commitments totaling $16,607 thousand and $3,834 thousand, respectively, primarily related to improvement works at plants.